                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21677

Exact Name of Registrant
(as specified in charter): Cohen & Steers International Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                           Number
                                                         of Shares      Value
                                                         ---------   -----------
COMMON STOCK                                      92.6%
   AUSTRALIA                                      12.4%
      DIVERSIFIED                                  5.8%
         Centro Properties Group                          219,100    $ 1,002,514
         DB RREEF Trust                                   692,000        722,975
         General Property Trust                           962,000      2,861,124
         Mirvac Group                                     443,000      1,364,841
         Stockland                                        683,341      3,210,075
                                                                     -----------
                                                                       9,161,529
                                                                     -----------
      INDUSTRIAL                                   1.1%
         Macquarie Goodman Group                          516,000      1,668,447
                                                                     -----------
      OFFICE                                       1.5%
         Investa Property Group                           641,000      1,021,648
         Tishman Speyer Office Fund                       826,000      1,366,900
                                                                     -----------
                                                                       2,388,548
                                                                     -----------
      SHOPPING CENTER                              4.0%
         CFS Gandel Retail Trust                          525,398        723,207
         Westfield Group                                  429,000      5,496,213
                                                                     -----------
                                                                       6,219,420
                                                                     -----------
         TOTAL AUSTRALIA                                              19,437,944
                                                                     -----------
   AUSTRIA                                         0.9%
      DIVERSIFIED
         Immofinanz Immobilien Anlagen AG                 150,053      1,453,549
                                                                     -----------
   CANADA                                          1.7%
      OFFICE                                       1.4%
         Brookfield Properties Corp.                       74,192      2,186,438
                                                                     -----------
      SHOPPING CENTER                              0.3%
         RioCan Real Estate Investment Trust               23,400        453,105
                                                                     -----------
         TOTAL CANADA                                                  2,639,543
                                                                     -----------

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                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                           Number
                                                         of Shares      Value
                                                         ---------   -----------
FINLAND                                            1.0%
   DIVERSIFIED
      Sponda Oyj                                           147,095   $ 1,559,253
                                                                     -----------
FRANCE                                             6.4%
   DIVERSIFIED                                     5.6%
      Klepierre                                             14,522     1,457,347
      Societe Immobiliere de Location pour
         L'Industrie et le Commerce (Silic)                 23,381     2,416,638
      Unibail                                               34,276     4,976,306
                                                                     -----------
                                                                       8,850,291
                                                                     -----------
   OFFICE                                          0.8%
      Fonciere des Regions                                  10,638     1,214,601
                                                                     -----------
      TOTAL FRANCE                                                    10,064,892
                                                                     -----------
GERMANY                                            2.8%
   APARTMENT                                       1.3%
      Deutsche Wohnen AG                                     8,685     2,029,994
                                                                     -----------
   DIVERSIFIED                                     1.5%
      Deutsche Euroshop AG                                  13,042       724,163
      IVG Immobilien AG                                     80,056     1,645,281
                                                                     -----------
                                                                       2,369,444
                                                                     -----------
      TOTAL GERMANY                                                    4,399,438
                                                                     -----------
HONG KONG                                         16.7%
   DIVERSIFIED                                    14.2%
      Cheung Kong Holdings Ltd.                            637,000     7,193,333
      Great Eagle Holdings Ltd.                            823,000     2,190,819
      Henderson Land Development Company Ltd.              689,000     3,441,736
      Hysan Development Company Ltd.                     1,591,000     3,989,113
      Sun Hung Kai Properties Ltd.                         531,000     5,493,210
                                                                     -----------
                                                                      22,308,211
                                                                     -----------
   OFFICE                                          2.5%
      Hongkong Land Holdings Ltd. (USD)                  1,256,983     3,946,927
                                                                     -----------
      TOTAL HONG KONG                                                 26,255,138
                                                                     -----------

--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                           Number
                                                         of Shares      Value
                                                         ---------   -----------
JAPAN                                             12.3%
   APARTMENT                                       0.6%
      Leopalace21 Corp.                                    36,400    $   878,576
                                                                     -----------
   DIVERSIFIED                                    10.3%
      Mitsubishi Estate Co., Ltd.                         499,000      6,848,503
      Mitsui Fudosan Co., Ltd.                            361,000      5,428,356
      Sumitomo Realty & Development Co., Ltd.             210,000      3,111,522
      Tokyo Tatemono Co., Ltd.                             94,000        765,116
                                                                     -----------
                                                                      16,153,497
                                                                     -----------
   OFFICE                                          0.9%
      Japan Prime Realty Investment Corp.                     257        731,246
      Japan Real Estate Investment Corp.                       88        709,302
                                                                     -----------
                                                                       1,440,548
                                                                     -----------
   SHOPPING CENTER                                 0.5%
      Japan Retail Fund Investment Corp.                       93        750,423
                                                                     -----------
      TOTAL JAPAN                                                     19,223,044
                                                                     -----------
NETHERLANDS                                        5.3%
   DIVERSIFIED                                     3.1%
      Corio NV                                             43,739      2,539,019
      Eurocommercial Properties NV                         25,254        956,072
      Wereldhave NV                                        12,607      1,335,624
                                                                     -----------
                                                                       4,830,715
                                                                     -----------
   OFFICE                                          0.5%
      VastNed Offices/Industrial NV                        27,174        739,728
                                                                     -----------
   SHOPPING CENTER                                 1.7%
      Rodamco Europe NV                                    24,288      2,098,798
      VastNed Retail NV                                     9,899        651,367
                                                                     -----------
                                                                       2,750,165
                                                                     -----------
      TOTAL NETHERLANDS                                                8,320,608
                                                                     -----------

--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                           Number
                                                         of Shares      Value
                                                         ---------   -----------
SINGAPORE                                          2.6%
   DIVERSIFIED                                     1.0%
      CapitaLand Ltd.                                      410,000   $   760,852
      City Development Ltd.                                138,000       758,488
                                                                     -----------
                                                                       1,519,340
                                                                     -----------
   INDUSTRIAL                                      1.6%
      Ascendas Real Estate Investment Trust
         (A-REIT)                                        1,950,600     2,524,638
                                                                      ----------
      TOTAL SINGAPORE                                                  4,043,978
                                                                     -----------
SPAIN                                              0.6%
   DIVERSIFIED
      Inmobiliaria Urbis SA                                 42,837       965,318
                                                                     -----------
SWEDEN                                             1.0%
   DIVERSIFIED
      Castellum AB                                          18,766       692,155
      Fabege AB                                             37,174       661,583
      Kungsleden AB                                          4,400       117,744
                                                                     -----------
      TOTAL SWEDEN                                                     1,471,482
                                                                     -----------
SWITZERLAND                                        1.3%
   DIVERSIFIED
      PSP Swiss Property AG                                 40,739     2,045,526
                                                                     -----------
UNITED KINGDOM                                    18.1%
   DIVERSIFIED                                    10.2%
      British Land Co., PLC                                340,329     5,645,558
      Development Securities PLC                           170,133     1,518,407
      Great Portland Estates PLC                           353,294     2,419,340
      Hammerson PLC                                        191,909     3,153,024
      Helical Bar PLC                                      279,030     1,643,791
      Quintain Estates & Development PLC                   151,243     1,552,556
                                                                     -----------
                                                                      15,932,676
                                                                     -----------

--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                           Number
                                                         of Shares      Value
                                                         ---------   -----------
   INDUSTRIAL                                      1.8%
      Slough Estates PLC                                  294,914    $ 2,769,900
                                                                     -----------
   OFFICE                                          4.3%
      Land Securities Group PLC                           261,928      6,832,808
                                                                     -----------
   SHOPPING CENTER                                 1.8%
      Liberty International PLC                           159,780      2,804,107
                                                                     -----------
      TOTAL UNITED KINGDOM                                            28,339,491
                                                                     -----------
UNITED STATES                                      9.5%
   HOTEL                                           1.5%
      Hilton Hotels Corp.                                 59,074       1,318,532
      Starwood Hotels & Resorts Worldwide                 19,100       1,091,947
                                                                     -----------
                                                                       2,410,479
                                                                     -----------
   OFFICE                                          3.7%
      Alexandria Real Estate Equities                     10,400         859,976
      American Financial Realty Trust                     40,600         576,520
      Boston Properties                                   20,403       1,446,573
      Forest City Enterprises                             25,820         983,742
      Kilroy Realty Corp.                                 22,579       1,265,101
      Maguire Properties                                  19,952         599,558
                                                                     -----------
                                                                       5,731,470
                                                                     -----------
   RESIDENTIAL - APARTMENT                         0.8%
      AvalonBay Communities                               14,200       1,216,940
                                                                     -----------
   SELF STORAGE                                    0.7%
      Shurgard Storage Centers                            19,949       1,114,550
                                                                     -----------
   SHOPPING CENTER                                 2.8%
      COMMUNITY CENTER                             1.4%
      Developers Diversified Realty Corp.                 18,000         840,600
      Tanger Factory Outlet Centers                       46,500       1,293,165
                                                                     -----------
                                                                       2,133,765
                                                                     -----------

--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                         Number
                                                        of Shares       Value
                                                       ----------   ------------
         REGIONAL MALL                           1.4%
         Simon Property Group                              15,200   $  1,126,624
         Taubman Centers                                   34,546      1,095,108
                                                                    ------------
                                                                       2,221,732
                                                                    ------------
         TOTAL SHOPPING CENTER                                         4,355,497
                                                                    ------------
         TOTAL UNITED STATES                                          14,828,936
                                                                    ------------
            TOTAL COMMON STOCK
               (Identified cost-$136,678,061)                        145,048,140
                                                                    ------------
RIGHTS                                           0.0%
   SWEDEN
      DIVERSIFIED
         Kungsleden, expire 10/18/05                        2,700          4,996
                                                                    ------------
            TOTAL RIGHTS
               (Identified cost-$0)                                        4,996
                                                                    ------------

                                                        Principal
                                                         Amount
                                                       ----------
COMMERCIAL PAPER                                 6.3%
         General Electric Capital Corp.,
            2.75%, due 10/03/05                        $4,878,000      4,877,255
         San Paolo U.S. Finance Co., 2.75%,
            due 10/03/05                                5,000,000      4,999,236
                                                                    ------------
            TOTAL COMMERCIAL PAPER
               (Identified cost-$9,876,491)                            9,876,491
                                                                    ------------

--------------------------------------------------------------------------------
                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                        Value
                                                                    ------------
TOTAL INVESTMENTS (Identified cost-$146,554,552)  98.9%             $154,929,627
OTHER ASSETS IN EXCESS OF LIABILITIES              1.1%                1,798,725
                                                 -----              ------------
NET ASSETS                                       100.0%             $156,728,352
                                                 =====              ============

----------
Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Adam M. Derechin                    By:  /s/ Jay J. Chen
    --------------------------------             ---------------------------------------
         Name: Adam M. Derechin                      Name: Jay J. Chen
         Title: President and principal                    Title: Treasurer and principal
                  executive officer                                financial officer



         Date: November 17, 2005